Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Mar. 22, 2014	Dec. 28, 2013	Dec. 29, 2012
Statement of Financial Position [Abstract]
Inventory, LIFO Reserve		$ 58.1	$ 70.5
Common stock, par value (usd per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,500	1,500	1,500
Common stock, shares issued	244.7	244.2	605.3
Treasury stock, shares	14.4	14.1	365.8